Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 USD ($) ¥ / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2023	Nov. 30, 2023	Jul. 20, 2023 $ / shares	Dec. 20, 2022 $ / shares
Summary of Significant Accounting Policies [Line Items]
Net loss	$ 2,190,000		$ 5,090,000.00	$ 11,380,000
Accumulated deficit	(46,712,456)	$ (46,712,456)	(44,526,016)
Cash flow from operating activities	$ 1,976,158		(2,374,680)	(6,398,883)
Option price | (per share)	$ 0.15	$ 0.001
Restricted cash	$ 176,676	$ 176,676
Allowances	192,298	192,298	152,907
Purchase price | $ / shares									$ 0.15
Recognized paid in capital deficit	53,707,964	53,707,964	47,339,638
Net loss	(502)		(432)	(10,695)
FDIC insured amount	76,000	76,000
Cash and cash equivalent	316,548	316,548	594,722
Cash uninsured amount	250,000	250,000
Cash	431,246	431,246	620,807
Cash deposit limit (in Dollars)	64,000	64,000			$ 500,000
Cash balance	$ 1,491	1,491	1,598
Effective term	10 years
Bad debt allowance for credit losses	$ 0		0
Impairment loss
Unrecognized tax
Percentage of total revenue	1.81%		1.30%	1.56%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets useful life	3 years	3 years			3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets useful life	5 years	5 years			5 years
Federal Deposit Insurance Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Cash	$ 113,207	$ 113,207	$ 24,487
Tianjin [Member]
Summary of Significant Accounting Policies [Line Items]
Option price | $ / shares	$ 0.15
Zhangxun [Member]
Summary of Significant Accounting Policies [Line Items]
Recognized paid in capital deficit	$ 982,014	$ 982,014
Holds ownership percentage	99.90%	99.90%			99.90%
Sold share price per value (in Dollars per share) | $ / shares								$ 0.15
Shuhai Information Skill (HK) Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of owned subsidiaries	100.00%	100.00%			100.00%
Heilongjiang Xunrui Technology Co. Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of owned subsidiaries	100.00%	100.00%			100.00%
Nanjing Shuhai Equity Investment Fund Management Co. Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of owned subsidiaries	99.00%	99.00%			99.00%
Zhangqi [Member]
Summary of Significant Accounting Policies [Line Items]
Owned ownership non-controlling interest percent							1.00%		30.00%
Shuhai Nanjing [Member]
Summary of Significant Accounting Policies [Line Items]
Owned ownership non-controlling interest percent						1.00%
Shenzhen Acoustic MP [Member]
Summary of Significant Accounting Policies [Line Items]
Owned ownership non-controlling interest percent						1.00%
Shuhai Shenzhen Acoustic [Member]
Summary of Significant Accounting Policies [Line Items]
Owned ownership non-controlling interest percent						0.10%
Guozhong Times [Member]
Summary of Significant Accounting Policies [Line Items]
Owned ownership non-controlling interest percent						0.091%
Guozhong Haoze [Member]
Summary of Significant Accounting Policies [Line Items]
Owned ownership non-controlling interest percent						0.091%